PGIM Target Date 2050 Fund
Schedule of Investments (unaudited) as of October 31, 2024
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
Domestic Equity — 50.7%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	56,808	$862,906
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	138,327	6,155,546
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	118,459	1,326,736
		8,345,188
Fixed Income — 15.3%
PGIM Core Conservative Bond Fund (Class R6)	34,894	300,091
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	97,200	661,933
PGIM TIPS Fund (Class R6)	35,725	299,735
PGIM Total Return Bond Fund (Class R6)	105,681	1,266,056
		2,527,815
International Equity — 33.9%
PGIM Global Real Estate Fund (Class R6)	39,970	820,181
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	102,326	1,274,987
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	244,407	3,492,581
		5,587,749

Total Long-Term Investments (cost $13,642,696)		16,460,752

Short-Term Investment 0.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $24,274)	24,274	24,274

TOTAL INVESTMENTS 100.1% (cost $13,666,970)(wa)		16,485,026
Liabilities in excess of other assets (0.1)%		(10,691)

Net Assets 100.0%		$16,474,335

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date 2050 Fund